Foreign Exchange Translation Gain/(Loss) (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) R / $	Jun. 30, 2024 ZAR (R) R / $	Jun. 30, 2023 ZAR (R) R / $	Jun. 30, 2023 USD ($) R / $	Jun. 30, 2025 ZAR_per_AUD	Jun. 30, 2025 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2025 southAfricanRandPerUSDollar	Jun. 30, 2024 ZAR_per_AUD	Jun. 30, 2024 papuaNewGuineanKinaPerAustralianDollar
Disclosure of attribution of expenses by nature to their function [line items]
Effect Of Exchange Rate Changes On Borrowings	R 46	R 83	R (820)
Effect Of Exchange Rate Changes On Cash And Cash Equivalents and Other items	(153)	14	186
Foreign exchange translation gain/(loss)	R (107)	R 97	R (634)
Closing rate	17.75	18.19	18.83	18.83	11.68	2.72	17.75	12.14	2.57
US$400 million facility - Sustainability Linked
Disclosure of attribution of expenses by nature to their function [line items]
Effect Of Exchange Rate Changes On Borrowings	R (44)	R (83)
Eva Copper operations and related assets | US$400 million facility - Sustainability Linked
Disclosure of attribution of expenses by nature to their function [line items]
Draw down			R 2,919	$ 170